Finance Cost and Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Costs

FINANCE COSTS

Million US dollar	2017	2016	2015

Interest expense	(4 314)	(4 092)	(1 833)
Capitalization of borrowing costs	22	12	28
Net interest on net defined benefit liabilities	(101)	(113)	(118)
Accretion expense	(614)	(648)	(326)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(304)	(21)	—
Net losses on hedging instruments that are not part of a hedge accounting relationship	(674)	(797)	—
Tax on financial transactions	(68)	(70)	(61)
Other financial costs, including bank fees	(139)	(131)	(107)

	(6 192)	(5 860)	(2 417)

Exceptional finance cost	(693)	(3 522)	(725)

	(6 885)	(9 382)	(3 142)

Summary of Finance Income

FINANCE INCOME

Million US dollar	2017	2016	2015

Interest income	287	561	339
Net foreign exchange gains (net of the effect of foreign exchange derivative instruments)	—	—	378
Net gains on hedging instruments that are not part of a hedging accounting relationship	—	—	399
Other financial income	91	91	62

	378	652	1 178

Exceptional finance income	—	166	511

	378	818	1 689

Summary of Interest Income

The interest income stems from the following financial assets:

Million US dollar	2017	2016	2015

Cash and cash equivalents	207	479	254
Investment debt securities held for trading	16	16	37
Other loans and receivables	64	66	48

	287	561	339